Form N-CSR Cover	12 Months Ended
Apr. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	CALDWELL & ORKIN FUNDS INC
Entity Central Index Key	0000864230
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025